Federated Bank Loan Core Fund
Portfolio of Investments
March 31, 2020 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—3.7%
		Building Materials—0.3%
$1,250,000		American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	$1,144,438
2,000,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	1,874,940
		TOTAL	3,019,378
		Consumer Cyclical Services—0.4%
3,625,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	3,271,562
		Diversified Manufacturing—0.1%
1,000,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	988,750
		Health Care—1.2%
425,000		Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	412,016
1,675,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	1,561,937
4,000,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	3,822,488
1,025,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	973,238
2,000,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,620,150
2,750,000		Tenet Healthcare Corp., 144A, 4.625%, 9/1/2024	2,647,700
		TOTAL	11,037,529
		Independent Energy—0.4%
2,000,000		EQT Corp., Sr. Unsecd. Note, 6.125%, 2/1/2025	1,555,200
3,000,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	1,816,875
		TOTAL	3,372,075
		Industrial - Other—0.2%
2,000,000		Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	1,760,150
		Insurance - P&C—0.1%
1,000,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	992,470
		Leisure—0.1%
1,250,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	1,125,688
		Media Entertainment—0.1%
1,375,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,245,131
		Midstream—0.5%
3,000,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,942,725
3,000,000		Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	2,551,500
		TOTAL	4,494,225
		Pharmaceuticals—0.2%
2,000,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	2,005,150
		Transportation Services—0.1%
700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	593,250
		TOTAL CORPORATE BONDS (IDENTIFIED COST $38,006,040)	33,905,358
	[1]	FLOATING RATE LOANS—83.2%
		Aerospace/Defense—0.8%
3,731,261		TransDigm, Inc., Term Loan—1st Lien, 3.239% (1-month USLIBOR +2.250%), 12/9/2025	3,438,972
4,630,546		TransDigm, Inc., Term Loan—1st Lien, 3.239% (1-month USLIBOR +2.250%), 5/30/2025	4,267,813
		TOTAL	7,706,785
		Automotive—1.8%
1,455,817		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 3.200% (1-month USLIBOR +2.250%), 4/6/2024	1,230,165
1,550,556		Dana, Inc., Term Loan—1st Lien, 3.240% (1-month USLIBOR +2.250%), 2/27/2026	1,434,264

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Automotive—continued
$3,890,960		Dexko Global, Inc., Term Loan—1st Lien, 4.500% (1-month USLIBOR +3.500%), 7/24/2024	$3,336,498
4,912,819		Dragon Merger Sub LLC, Term Loan—2nd Lien, 9.700% (3-month USLIBOR +8.250%), 7/24/2025	4,323,281
2,000,000		Goodyear Tire & Rubber Co., Term Loan—2nd Lien, 3.200% (3-month USLIBOR +2.000%), 3/7/2025	1,662,000
2,482,512		Panther BF Aggregator 2 LP, Term Loan—1st Lien, 4.440% (1-month USLIBOR +3.500%), 4/30/2026	2,283,912
2,830,707		TI Group Auto Systems LLC, Term Loan—1st Lien, 3.489% (1-month USLIBOR +2.500%), 6/30/2022	2,590,097
		TOTAL	16,860,217
		Building Materials—1.6%
1,492,500		Abc Supply Co., Inc., Term Loan—1st Lien, 2.989% (1-month USLIBOR +2.000%), 1/15/2027	1,425,338
1,927,583		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 4.330% (3-month USLIBOR +2.750%), 8/1/2024	1,725,187
2,984,282		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 4.331% (1-month USLIBOR +2.750%), 8/1/2024	2,670,933
1,782,698		HD Supply, Inc., Term Loan—1st Lien, 2.739% (1-month USLIBOR +1.750%), 10/17/2023	1,681,682
1,955,000		Jeld-Wen, Inc., Term Loan—1st Lien, 3.450% (3-month USLIBOR +2.000%), 12/14/2024	1,752,657
6,379,907		NCI Building Systems, Inc., Term Loan—1st Lien, 4.561% (1-month USLIBOR +3.750%), 4/12/2025	5,470,770
		TOTAL	14,726,567
		Cable Satellite—4.2%
3,899,823		Altice Financing SA, Term Loan—1st Lien, 4.411% (2-month USLIBOR +2.750%), 7/15/2025	3,587,837
3,940,000		Altice US Finance I Corp., Term Loan—1st Lien, 2.861% (1-month USLIBOR +2.250%), 1/15/2026	3,802,100
1,883,082		Charter Communications Operating LLC, Term Loan—1st Lien, 2.740% (1-month USLIBOR +1.750%), 2/1/2027	1,817,174
1,914,609		CSC Holdings LLC, Term Loan—1st Lien, 2.861% (1-month USLIBOR +2.250%), 7/17/2025	1,841,222
1,981,250		CSC Holdings LLC, Term Loan—1st Lien, 3.111% (1-month USLIBOR +2.500%), 4/15/2027	1,918,504
2,420,408		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 5.682% (6-month USLIBOR +3.750%), 11/27/2023	2,243,415
1,000,000		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 6.432% (6-month USLIBOR +4.500%), 1/2/2024	932,000
4,912,450		SFR Group SA, Term Loan—1st Lien, 4.392% (1-month USLIBOR +3.687%), 1/31/2026	4,617,703
9,275,000		Telenet Financing USD LLC, Term Loan—1st Lien, 2.704% (1-month USLIBOR +2.000%), 4/30/2028	8,616,475
3,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 3.204% (1-month USLIBOR +2.500%), 1/31/2028	3,263,750
6,000,000		Ziggo BV, 3.204% (1-month USLIBOR +2.500%), 4/30/2028	5,730,000
		TOTAL	38,370,180
		Chemicals—3.6%
5,250,848		Alpha 3 BV, Term Loan—1st Lien, 4.450% (3-month USLIBOR +3.000%), 1/31/2024	4,870,161
1,380,649		Axalta Coating Systems US Holdings, Inc., Term Loan—1st Lien, 3.200% (3-month USLIBOR +1.750%), 6/1/2024	1,318,520
3,950,150		Element Solutions, Inc., Term Loan—1st Lien, 2.989% (1-month USLIBOR +2.000%), 1/31/2026	3,732,892
4,021,595		H.B Fuller Co., Term Loan—1st Lien, 2.772% (1-month USLIBOR +2.000%), 10/20/2024	3,541,537
1,985,000		Hexion, Inc., Term Loan—1st Lien, 5.410% (3-month USLIBOR +3.500%), 7/1/2026	1,685,394
4,942,519		Messer Industries USA, Inc., Term Loan—1st Lien, 3.950% (3-month USLIBOR +2.500%), 3/1/2026	4,423,554
4,820,700		Nouryon USA LLC, Term Loan—1st Lien, 3.862% (1-month USLIBOR +3.000%), 10/1/2025	4,374,786
3,393,866		Polar US Borrower LLC, Term Loan—1st Lien, 5.735% (1-month USLIBOR +4.750%), 10/15/2025	2,995,086
59,872		Polar US Borrower LLC, Term Loan—1st Lien, 5.739% (3-month USLIBOR +4.750%), 10/15/2025	52,837
3,712,369		PQ Corp., Term Loan—1st Lien, 4.027% (1-month USLIBOR +2.250%), 2/7/2027	3,461,785
1,088,684		WR Grace & Co-Conn, Term Loan—1st Lien, 3.200% (3-month USLIBOR +1.750%), 4/3/2025	948,173
1,866,316		WR Grace & Co-Conn, Term Loan—1st Lien, 3.200% (3-month USLIBOR +1.750%), 4/3/2025	1,625,440
		TOTAL	33,030,165
		Consumer Cyclical Services—1.4%
4,987,500		Allied Universal Holdco LLC, Term Loan, 5.239% (1-month USLIBOR +4.250%), 7/10/2026	4,638,375
5,925,000		Bellring Brands, Inc., Term Loan—1st Lien, 6.000% (1-month USLIBOR +5.000%), 10/21/2024	5,584,313
4,387,500		Constellis Holdings LLC, Term Loan—1st Lien, 6.777% (3-month USLIBOR +5.000%), 4/21/2024	175,500
11,250		Constellis Holdings LLC, Term Loan—1st Lien, 7.250% (PRIME +4.000%), 4/21/2024	450
3,000,000		Constellis Holdings LLC, Term Loan—2nd Lien, 10.777% (3-month USLIBOR +9.000%), 4/21/2025	18,750
2,496,523		Garda World Security Corp., 6.390% (3-month USLIBOR +4.750%), 10/30/2026	2,384,179
		TOTAL	12,801,567

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Consumer Products—2.3%
$653,165		BCPE Empire Holdings, Inc., Term Loan—1st Lien, 4.989% (1-month USLIBOR +4.000%), 6/11/2026	$587,849
167,722		BCPE Empire Holdings, Inc., Term Loan—1st Lien, 4.000% (3-month Unfunded +2.000%), 6/11/2026	150,949
4,156,329		BCPE Empire Holdings, Inc., Term Loan—1st Lien, 4.989% (1-month USLIBOR +4.000%), 6/11/2026	3,740,696
1,500,000		Curie Merger Sub LLC, Term Loan—1st Lien, 5.700% (3-month USLIBOR +4.250%), 11/4/2026	1,320,000
10,377,956		Diamond BC BV, Term Loan—1st Lien, 4.777% (3-month USLIBOR +3.000%), 9/6/2024	7,921,857
1,110,046		Energizer Holdings, Inc., Term Loan—1st Lien, 3.875% (1-month USLIBOR +2.250%), 12/17/2025	1,048,993
1,683,815		Prestige Brands, Inc., Term Loan—1st Lien, 2.989% (1-month USLIBOR +2.000%), 1/26/2024	1,579,175
5,850,000		Welbilt, Inc., Term Loan—1st Lien, 3.489% (1-month USLIBOR +2.500%), 10/23/2025	4,605,676
		TOTAL	20,955,195
		Diversified Manufacturing—2.9%
4,000,000		Aldevron, LLC., Term Loan—1st Lien, 5.700% (3-month USLIBOR +4.250%), 10/11/2026	3,780,000
6,733,726		Dynacast International LLC, Term Loan—1st Lien, 4.700% (3-month USLIBOR +3.250%), 1/28/2022	4,545,265
2,000,000		Dynacast International LLC, Term Loan—2nd Lien, 9.950% (3-month USLIBOR +8.500%), 1/30/2023	1,910,000
3,947,525		Entegris, Inc., Term Loan—1st Lien, 2.989% (1-month USLIBOR +2.000%), 11/6/2025	3,651,461
2,015,785		Gardner Denver, Inc., Term Loan—1st Lien, 2.739% (1-month USLIBOR +1.750%), 3/1/2027	1,907,436
1,000,000		Gardner Denver, Inc., Term Loan—1st Lien, 2.739% (1-month USLIBOR +1.750%), 3/1/2027	946,250
4,391,776		Gates Global LLC, Term Loan—1st Lien, 3.750% (1-month USLIBOR +2.750%), 4/1/2024	3,869,155
6,862,456		Titan Acquisition Ltd., Term Loan—1st Lien, 4.450% (3-month USLIBOR +3.000%), 3/28/2025	5,711,004
		TOTAL	26,320,571
		Finance Companies—0.2%
2,985,000		Crown Finance US, Inc., Term Loan—1st Lien, 3.572% (6-month USLIBOR +2.500%), 9/30/2026	1,930,310
		Financial Institutions—2.2%
14,346,124		Sedgwick, Inc., Term Loan—1st Lien, 4.239% (1-month USLIBOR +3.250%), 12/31/2025	12,833,828
3,970,000		Sedgwick, Inc., Term Loan—1st Lien, 4.989% (1-month USLIBOR +4.000%), 9/3/2026	3,625,106
3,865,762		WEX, Inc., Term Loan—1st Lien, 3.239% (1-month USLIBOR +2.250%), 5/15/2026	3,398,004
		TOTAL	19,856,938
		Food & Beverage—0.8%
1,428,070		Aramark Services, Inc., Term Loan—1st Lien, 2.739% (1-month USLIBOR +1.750%), 3/28/2024	1,370,947
2,000,000		Aramark Services, Inc., Term Loan, 2.739% (1-month USLIBOR +1.750%), 1/15/2027	1,870,000
1,000,000		Reynolds Consumer Products, Inc., 3.501% (3-month USLIBOR +1.750%), 2/4/2027	949,500
3,744,125		U.S. Foodservice, Inc., Term Loan—1st Lien, 2.739% (1-month USLIBOR +1.750%), 6/27/2023	3,507,009
		TOTAL	7,697,456
		Gaming—2.9%
1,786,790		Affinity Gaming LLC, Term Loan—1st Lien, 4.250% (1-month USLIBOR +3.250%), 7/1/2023	1,372,755
3,000,000		Affinity Gaming LLC, Term Loan—2nd Lien, 9.239% (1-month USLIBOR +8.250%), 1/31/2025	2,231,250
1,220,835		Boyd Gaming Corp., Term Loan—1st Lien, 2.933% (1-week USLIBOR +2.250%), 9/15/2023	1,070,135
3,868,074		Caesars Entertainment Corp., Term Loan—1st Lien, 2.989% (1-month USLIBOR +2.000%), 10/7/2024	3,191,161
4,358,852		Caesars Resort Collection, Term Loan—1st Lien, 3.739% (1-month USLIBOR +2.750%), 12/23/2024	3,574,259
1,859,120		Eldorado Resorts, Inc., Term Loan—1st Lien, 3.250% (6-month USLIBOR +2.250%), 4/17/2024	1,656,940
1,927,581		Golden Entertainment, Inc., Term Loan—1st Lien, 3.960% (1-month USLIBOR +3.000%), 10/21/2024	1,474,600
10,598,388		Mohegan Tribal Gaming Authority, Term Loan—1st Lien, 5.375% (1-month USLIBOR +4.375%), 10/13/2023	7,723,575
2,962,500		Penn National Gaming, Inc., Term Loan—1st Lien, 3.239% (1-month USLIBOR +2.250%), 10/15/2025	2,272,386
2,732,063		Station Casinos LLC, 3.240% (1-month USLIBOR +2.250%), 2/8/2027	2,370,065
		TOTAL	26,937,126
		Health Care—13.3%
1,717,316		Acadia Healthcare Co., Inc., Term Loan—1st Lien, 3.500% (1-month USLIBOR +2.500%), 2/16/2023	1,592,381
3,284,055		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 4.931% (2-month USLIBOR +3.250%), 4/28/2022	3,070,591
2,443,750		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 5.863% (1-month USLIBOR +4.250%), 3/14/2025	2,205,484
2,766,966		Avantor, Inc., Term Loan—1st Lien, 3.250% (1-month USLIBOR +2.250%), 11/21/2024	2,635,535

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$2,925,000		Carestream Dental LLC, Term Loan—1st Lien, 4.322% (1-month USLIBOR +3.250%), 9/1/2024	$2,420,438
1,271,892		Carestream Health, Inc., Term Loan—1st Lien, 7.322% (3-month USLIBOR +6.250%), 2/28/2021	1,171,412
6,809,506		Carestream Health, Inc., Term Loan—2nd Lien, 11.572% (1-month USLIBOR +9.500%), 6/7/2021	5,873,199
3,316,088		CHG Healthcare Services, Inc., Term Loan—1st Lien, 4.072% (3-month USLIBOR +3.000%), 6/7/2023	2,990,001
8,545		CHG Healthcare Services, Inc., Term Loan—1st Lien, 4.450% (3-month USLIBOR +3.000%), 6/7/2023	7,705
9,000,000		Elanco Animal Health, Inc., Term Loan—1st Lien, 3.200% (3-month USLIBOR +1.750%), 2/4/2027	8,617,500
7,841,839		Endo Luxembourg Finance, Term Loan—1st Lien, 5.250% (1-month USLIBOR +4.250%), 4/29/2024	7,096,865
8,882,488		Enterprise Merger Sub, Inc., Term Loan—1st Lien, 4.739% (1-month USLIBOR +3.750%), 10/10/2025	4,759,548
490,037		HCA, Inc., Term Loan—1st Lien, 2.739% (1-month USLIBOR +1.750%), 3/13/2025	469,620
201,478		HCA, Inc., Term Loan—1st Lien, 2.739% (1-month USLIBOR +1.750%), 3/18/2026	192,613
1,562,364		IMS Health, Inc., Term Loan—1st Lien, Series B1, 2.739% (1-month USLIBOR +1.750%), 3/7/2024	1,456,904
2,456,250		IMS Health, Inc., Term Loan—1st Lien, Series B3, 3.200% (3-month USLIBOR +1.750%), 6/11/2025	2,370,281
975,000		IMS Health, Inc., Term Loan—1st Lien, Series B2, 2.739% (1-month USLIBOR +1.750%), 1/17/2025	900,252
3,902,444		MH Sub I LLC, Term Loan—1st Lien, 4.822% (6-month USLIBOR +3.750%), 9/13/2024	3,344,394
4,000,000		MH Sub I LLC, Term Loan—2nd Lien, 8.572% (6-month USLIBOR +7.500%), 9/15/2025	3,380,000
10,846,129		MPH Acquisition Holdings LLC, Term Loan—1st Lien, 4.200% (3-month USLIBOR +2.750%), 6/7/2023	9,761,516
8,545,439		National Mentor Holdings, Inc., Term Loan—1st Lien-Term Loan B, 4.989% (1-month USLIBOR +4.000%), 3/9/2026	7,769,214
388,101		National Mentor Holdings, Inc., Term Loan—1st Lien-Term Loan C, 4.989% (1-month USLIBOR +4.000%), 3/9/2026	352,847
7,739,548		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 4.765% (1-month USLIBOR +3.250%), 6/30/2025	6,675,360
4,900,000		Osteon Merger Subsidiary, Inc., Term Loan—1st Lien, 4.750% (1-month USLIBOR +3.750%), 2/14/2025	3,969,000
4,234,015		PCI Pharma Services, Term Loan—1st Lien, 5.080% (6-month USLIBOR +4.000%), 6/20/2023	3,736,519
3,000,000		PCI Pharma Services, Term Loan—2nd Lien, 9.830% (3-month USLIBOR +8.750%), 7/1/2024	2,692,500
3,850,000		Precyse Acquisition Corp., Term Loan—1st Lien, 5.500% (1-month USLIBOR +4.500%), 10/20/2022	3,262,875
4,774,160		Radnet Management, Inc., Term Loan—1st Lien, 5.350% (3-month USLIBOR +3.500%), 6/30/2023	4,213,196
6,332,461		RegionalCare Hospital Partners Holdings, Inc., Term Loan—1st Lien, 4.739% (1-month USLIBOR +3.750%), 11/17/2025	5,912,967
6,900,350		Sotera Health Holdings, LLC., Term Loan—1st Lien, 5.500% (1-month USLIBOR +4.500%), 12/11/2026	6,096,045
6,722,144		Team Health Holdings, Inc., Term Loan—1st Lien, 3.750% (1-month USLIBOR +2.750%), 2/6/2024	4,335,783
3,434,942		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 4.250% (1-month USLIBOR +3.250%), 8/30/2024	3,021,685
250,000		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 8.000% (1-month USLIBOR +7.000%), 8/30/2025	181,250
1,732,500		Vizient, Inc., Term Loan—1st Lien, 2.989% (1-month USLIBOR +2.000%), 5/6/2026	1,641,544
3,455,013		VVC Holding Corp., Term Loan—1st Lien, 5.284% (3-month USLIBOR +4.500%), 2/11/2026	3,247,712
		TOTAL	121,424,736
		Independent Energy—0.3%
3,000,000		California Resources Corp., Term Loan—1st Lien, 11.988% (3-month USLIBOR +10.375%), 12/31/2021	218,565
3,000,000		California Resources Corp., Term Loan—1st Lien, 6.363% (3-month USLIBOR +4.750%), 12/31/2022	799,995
2,000,000		Chesapeake Energy Corp., Term Loan, 9.000% (1-month USLIBOR +8.000%), 6/24/2024	816,670
1,891,882		Fieldwood Energy LLC, Term Loan—1st Lien, 7.027% (3-month USLIBOR +5.250%), 4/11/2022	673,983
3,350,000		Fieldwood Energy LLC, Term Loan—2nd Lien, 9.027% (3-month USLIBOR +7.250%), 4/11/2023	341,700
		TOTAL	2,850,913
		Industrial - Other—2.5%
7,846,105		Altra Industrial Motion Corp., Term Loan—1st Lien, 2.989% (1-month USLIBOR +2.000%), 10/1/2025	6,960,946
1,965,000		EPV Merger Subsidiary, Inc., Term Loan—1st Lien, 4.239% (1-month USLIBOR +3.250%), 3/8/2025	1,644,047
1,561,650		EPV Merger Subsidiary, Inc., Term Loan—2nd Lien, 8.239% (1-month USLIBOR +7.250%), 3/8/2026	1,350,827
1,500,000		Excelitas Technologies, Term Loan—2nd Lien, 9.408% (3-month USLIBOR +7.500%), 12/1/2025	1,180,313
6,538,351		Filtration Group Corp., Term Loan—1st Lien, 3.989% (1-month USLIBOR +3.000%), 3/29/2025	5,778,268
2,932,517		Greenrock Finance, Inc., Term Loan—1st Lien, 4.950% (3-month USLIBOR +3.500%), 6/28/2024	2,543,358
3,937,513		Resideo Funding, Inc., Term Loan—1st Lien, 3.710% (3-month USLIBOR +2.250%), 10/24/2025	3,602,824
		TOTAL	23,060,583

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Insurance - P&C—5.2%
$5,751,002		AmWINS Group, Inc., Term Loan—1st Lien, 3.750% (1-month USLIBOR +2.750%), 1/25/2024	$5,427,509
1,152,128		AmWINS Group, Inc., Term Loan—1st Lien, 3.766% (1-month USLIBOR +2.750%), 1/25/2024	1,087,320
6,762,293		AssuredPartners, Inc., Term Loan—1st Lien, 4.489% (1-month USLIBOR +3.500%), 2/12/2027	5,967,723
2,830,998		Asurion LLC, Term Loan—1st Lien, 3.989% (1-month USLIBOR +3.000%), 11/3/2023	2,731,914
5,899,937		Asurion LLC, Term Loan—1st Lien, 3.989% (1-month USLIBOR +3.000%), 11/3/2024	5,693,439
7,000,000		Asurion LLC, Term Loan—2nd Lien, 7.489% (1-month USLIBOR +6.500%), 8/4/2025	6,488,125
4,637,724		Hub International Ltd., Term Loan—1st Lien, 4.551% (2-month USLIBOR +2.750%), 4/25/2025	4,368,736
220,016		Hub International Ltd., Term Loan—1st Lien, 4.387% (2-month USLIBOR +2.750%), 4/25/2025	207,255
3,990,000		Hub International Ltd., Term Loan—1st Lien, 5.692% (3-month USLIBOR +4.000%), 4/25/2025	3,800,475
5,253,438		NFP Corp., Term Loan—1st Lien, 4.239% (1-month USLIBOR +3.250%), 2/15/2027	4,570,491
5,520,155		USI, Inc./NY, Term Loan—1st Lien, 3.989% (3-month USLIBOR +3.000%), 5/16/2024	5,092,343
2,493,750		USI, Inc./NY, Term Loan—1st Lien, 4.989% (1-month USLIBOR +4.000%), 12/2/2026	2,273,465
		TOTAL	47,708,795
		Leisure—1.2%
3,952,519		AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 4.080% (1-month USLIBOR +3.000%), 4/22/2026	2,942,769
970,000		Cedar Fair LP, Term Loan—1st Lien, 2.739% (1-month USLIBOR +1.750%), 4/13/2024	875,910
4,353,982		GBT III BV, 5.450% (3-month USLIBOR +4.000%), 2/27/2027	3,809,735
3,646,018		GBT US III LLC, 5.450% (3-month USLIBOR +4.000%), 2/27/2027	3,190,265
		TOTAL	10,818,679
		Lodging—1.4%
3,982,494		Aimbridge Acquisition, Co., Term Loan—1st Lien, 5.017% (3-month USLIBOR +3.750%), 2/1/2026	2,887,308
5,874,412		Four Seasons Hotels Ltd., Term Loan—1st Lien, 2.989% (1-month USLIBOR +2.000%), 11/30/2023	5,373,501
2,903,871		Intrawest Resorts Holdings, Inc., Term Loan—1st Lien, 3.750% (1-month USLIBOR +2.750%), 7/31/2024	2,657,042
2,467,437		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 2.739% (1-month USLIBOR +1.750%), 5/30/2025	2,196,019
		TOTAL	13,113,870
		Media Entertainment—5.4%
1,912,976		AVSC Holding Corp., Term Loan—1st Lien, 4.831% (1-month USLIBOR +3.250%), 3/3/2025	1,243,434
1,921,974		AVSC Holding Corp., Term Loan—1st Lien, 4.954% (3-month USLIBOR +3.250%), 3/3/2025	1,249,283
87,506		AVSC Holding Corp., Term Loan—1st Lien, 4.700% (3-month USLIBOR +3.250%), 3/3/2025	56,879
1,496,250		AVSC Holding Corp., Term Loan—1st Lien, 6.204% (3-month USLIBOR +4.500%), 10/15/2026	935,156
3,000,000		AVSC Holding Corp., Term Loan—2nd Lien, 9.013% (3-month USLIBOR +7.250%), 9/1/2025	1,875,000
1,817,333		CBS Radio, Inc., Term Loan—1st Lien, 3.489% (1-month USLIBOR +2.500%), 11/18/2024	1,662,860
1,990,000		Clear Channel Outdoor Holdings, Inc., Term Loan, 4.489% (1-month USLIBOR +3.500%), 8/21/2026	1,691,500
7,341,246		Comet Bidco Ltd., Term Loan—1st Lien, 6.613% (3-month USLIBOR +5.000%), 9/30/2024	4,312,982
2,985,000		Cumulus Media News Holdings, Inc., Term Loan—1st Lien, 4.822% (6-month USLIBOR +3.750%), 3/31/2026	2,435,268
2,487,500		Diamond Sports Group LLC/Diamond Sports Finance Co., Term Loan—1st Lien, 4.180% (1-month USLIBOR +3.250%), 8/24/2026	1,952,688
975,000		E.W. Scripps Co., Term Loan—1st Lien, 2.989% (1-month USLIBOR +2.000%), 10/2/2024	898,628
6,666,025		Emerald Expo Holdings, Inc., Term Loan—1st Lien, 3.739% (1-month USLIBOR +2.750%), 5/22/2024	5,221,730
906,873		Entravision Communications Corp., Term Loan—1st Lien, 3.739% (1-month USLIBOR +2.750%), 11/29/2024	748,170
136,183		Mission Broadcasting, Inc., Term Loan—1st Lien, 3.831% (1-month USLIBOR +2.250%), 1/17/2024	128,693
5,438,712		NEP/NCP Holdco, Inc., Term Loan—1st Lien, 4.700% (3-month USLIBOR +3.250%), 10/20/2025	3,450,183
4,500,000		NEP/NCP Holdco, Inc., Term Loan—2nd Lien, 8.450% (3-month USLIBOR +7.000%), 10/19/2026	2,306,250
528,024		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 3.190% (1-month USLIBOR +2.250%), 1/17/2024	498,983
2,881,875		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 4.331% (1-month USLIBOR +2.750%), 9/18/2026	2,717,608
967,638		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.005% (1-month USLIBOR +2.000%), 10/4/2023	904,136
526,866		Outfront Media Capital, LLC., Term Loan—1st Lien, 2.546% (1-month USLIBOR +1.750%), 11/18/2026	456,616
3,494,937		Recorded Books, Inc., Term Loan—1st Lien, 5.700% (3-month USLIBOR +4.250%), 8/31/2025	3,093,019
992,506		Sinclair Television Group, Term Loan—1st Lien, 3.210% (1-month USLIBOR +2.500%), 9/30/2026	947,844
5,486,250		Terrier Media Buyer, Inc., Term Loan, 5.700% (3-month USLIBOR +4.250%), 12/17/2026	4,978,772

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$3,654,909		Urban One, Inc., Term Loan—1st Lien, 5.000% (1-month USLIBOR +4.000%), 4/18/2023	$2,692,462
3,000,000		WMG Acquisition Corp., Term Loan—1st Lien, 3.114% (1-month USLIBOR +2.125%), 11/1/2023	2,940,000
		TOTAL	49,398,144
		Midstream—0.3%
2,286,247		Gulf Finance LLC, Term Loan—1st Lien, 6.250% (1-month USLIBOR +5.250%), 8/25/2023	1,191,134
1,376,063		Gulf Finance LLC, Term Loan—1st Lien, 6.710% (3-month USLIBOR +5.250%), 8/25/2023	716,929
2,192,438		Summit Midstream Holdings LLC, Term Loan—1st Lien, 7.000% (1-month USLIBOR +6.000%), 5/13/2022	920,824
		TOTAL	2,828,887
		Oil Field Services—0.2%
1,415,663		Apergy Corp., Term Loan—1st Lien, 3.500% (1-month USLIBOR +2.500%), 5/9/2025	1,217,470
180,723		Apergy Corp., Term Loan—1st Lien, 4.750% (PRIME +1.500%), 5/9/2025	155,422
		TOTAL	1,372,892
		Packaging—3.0%
923,077		Anchor Glass Container Corp., Term Loan—1st Lien, 3.755% (1-month USLIBOR +2.750%), 12/7/2023	535,385
44,560		Anchor Glass Container Corp., Term Loan—1st Lien, 4.200% (3-month USLIBOR +2.750%), 12/7/2023	25,845
500,000		Anchor Glass Container Corp., Term Loan—2nd Lien, 8.755% (1-month USLIBOR +7.750%), 12/7/2024	206,668
969,417		Berry Plastics Corp., Term Loan—1st Lien, 2.862% (3-month USLIBOR +2.000%), 1/19/2024	916,909
1,980,012		Berry Plastics Group, Inc., Term Loan—1st Lien, 2.862% (1-month USLIBOR +2.000%), 7/1/2026	1,892,565
9,639,434		Bway Corp., Term Loan—1st Lien, 5.084% (3-month USLIBOR +3.250%), 4/3/2024	7,970,655
4,363,966		Charter Nex US, Inc., Term Loan—1st Lien, 4.000% (1-month USLIBOR +3.000%), 5/16/2024	3,769,375
980,874		Charter Nex US, Inc., Term Loan—1st Lien, 4.489% (1-month USLIBOR +3.500%), 5/16/2024	864,802
1,323,893		Flex Acquisition Co., Inc., Term Loan—1st Lien, 4.433% (3-month USLIBOR +3.000%), 12/29/2023	1,217,981
914,073		Flex Acquisition Co., Inc., Term Loan—1st Lien, 4.683% (3-month USLIBOR +3.250%), 6/29/2025	840,947
40,444		Fortress Merger Sub., Inc., Term Loan—1st Lien, 5.016% (1-month USLIBOR +4.000%), 10/19/2023	34,883
1,894,556		Fortress Merger Sub., Inc., Term Loan—1st Lien, 5.195% (3-month USLIBOR +4.000%), 10/19/2023	1,634,055
2,000,000		Fortress Merger Sub., Inc., Term Loan—2nd Lien, 10.408% (3-month USLIBOR +8.500%), 10/21/2024	1,800,000
16,214		Trident TPI Holdings, Inc., Term Loan—1st Lien, 4.700% (3-month USLIBOR +3.250%), 10/17/2024	13,619
6,323,224		Trident TPI Holdings, Inc., Term Loan—1st Lien, 4.322% (3-month USLIBOR +3.250%), 10/17/2024	5,311,509
		TOTAL	27,035,198
		Paper—0.2%
1,995,000		Clearwater Paper Corp., Term Loan—1st Lien, 4.250% (3-month USLIBOR +3.250%), 7/26/2026	1,865,325
		Pharmaceuticals—2.7%
9,418,714		Jaguar Holding Co. II, Term Loan—1st Lien, 3.500% (1-month USLIBOR +2.500%), 8/18/2022	9,072,247
4,991,438		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 4.200% (3-month USLIBOR +2.750%), 9/24/2024	3,419,135
4,301,052		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 4.703% (3-month USLIBOR +3.000%), 2/24/2025	2,955,640
7,062,984		Parexel International Corp., Term Loan—1st Lien, 3.739% (1-month USLIBOR +2.750%), 9/27/2024	6,100,652
2,986,344		Valeant Pharmaceuticals International, Term Loan—1st Lien, 3.361% (1-month USLIBOR +2.750%), 11/27/2025	2,851,959
		TOTAL	24,399,633
		Restaurants—0.5%
4,868,397		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 2.739% (1-month USLIBOR +1.750%), 11/19/2026	4,515,438
		Retailers—0.6%
6,938,196		Talbots, Inc., Term Loan—1st Lien, 8.450% (3-month USLIBOR +7.000%), 11/28/2022	5,377,102
		Services—2.0%
6,127,191		Altran Technologies SA, Term Loan—1st Lien, 3.272% (1-month USLIBOR +2.500%), 3/21/2025	5,723,808
6,469,994		Emerald TopCo, Inc., Term Loan—1st Lien, 4.489% (1-month USLIBOR +3.500%), 7/24/2026	6,000,919
5,852,935		USIC Holdings, Inc., Term Loan—1st Lien, 4.250% (1-month USLIBOR +3.250%), 12/8/2023	4,989,627
2,000,000		Western Instituational Review Board, Inc., Term Loan—1st Lien, 5.872% (3-month USLIBOR +4.000%), 1/8/2027	1,915,000
		TOTAL	18,629,354

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—17.2%
$3,998,890		Aerial Merger Subsidiary, Inc., Term Loan—2nd Lien, 9.072% (3-month USLIBOR +8.000%), 8/8/2025	$1,970,293
1,851,721		Almonde, Inc., Term Loan—1st Lien, 5.277% (3-month USLIBOR +3.500%), 6/13/2024	1,600,193
1,500,000		Almonde, Inc., Term Loan—2nd Lien, 9.027% (3-month USLIBOR +7.250%), 6/13/2025	1,152,000
4,891,230		Applied Systems, Inc., Term Loan—1st Lien, 4.700% (3-month USLIBOR +3.250%), 9/19/2024	4,556,987
2,972,475		Banff Merger Subsidiary, Inc., Term Loan—1st Lien, 5.239% (1-month USLIBOR +4.250%), 10/2/2025	2,499,480
4,950,000		BCPE Rover Merger Sub, Inc., Term Loan—1st Lien, 5.239% (1-month USLIBOR +4.250%), 11/28/2025	4,135,997
2,493,687		Cambium Learning Group, Inc., Term Loan—1st Lien, 5.950% (3-month USLIBOR +4.500%), 12/18/2025	2,057,292
6,373,463		CCC Information Services, Inc., Term Loan—1st Lien, 3.750% (1-month USLIBOR +2.750%), 4/29/2024	5,888,602
1,862,455		CDW LLC, Term Loan—1st Lien, 2.740% (1-month USLIBOR +1.750%), 10/13/2026	1,792,613
2,985,000		CommScope, Inc., Term Loan—1st Lien, 4.239% (1-month USLIBOR +3.250%), 4/6/2026	2,835,750
1,766,345		Compuware Corp., Term Loan—1st Lien, 4.989% (1-month USLIBOR +4.000%), 8/22/2025	1,701,573
4,353,748		Diebold, Inc., Term Loan—1st Lien, 3.812% (1-month USLIBOR +2.750%), 11/6/2023	3,765,992
5,000,000		Dun & Bradstreet Corp., Term Loan—1st Lien, 4.959% (1-month USLIBOR +4.000%), 2/6/2026	4,543,750
4,194,211		Dynatrace LLC, Term Loan—1st Lien, 3.239% (1-month USLIBOR +2.250%), 8/22/2025	3,984,500
4,910,051		Financial & Risk US Holdings, Inc., Term Loan—1st Lien, 4.239% (1-month USLIBOR +3.250%), 10/1/2025	4,740,237
2,000,000		Fiserv Investment Solutions, Inc., Term Loan—1st Lien, 6.441% (3-month USLIBOR +4.750%), 2/18/2027	1,730,000
1,496,250		Gigamon, Inc., Term Loan—1st Lien, 5.250% (1-month USLIBOR +4.250%), 12/27/2024	1,286,775
4,833,121		Hyland Software, Inc., Term Loan—1st Lien, 4.489% (1-month USLIBOR +3.500%), 7/1/2024	4,537,092
6,000,000		Hyland Software, Inc., Term Loan—2nd Lien, 7.989% (1-month USLIBOR +7.000%), 7/7/2025	5,505,000
3,045,929		Infor US, Inc., Term Loan—1st Lien, 3.750% (1-month USLIBOR +2.750%), 2/1/2022	2,953,028
4,000,000		Informatica Corp., 4.700% (3-month USLIBOR +3.250%), 2/14/2027	3,506,680
2,500,000		Informatica LLC, Term Loan—2nd Lien, 7.125% (3-month USLIBOR +7.125%), 2/25/2025	2,250,000
5,713,526		Inovalon Holdings, Inc., Term Loan—1st Lien, 3.750% (1-month USLIBOR +3.000%), 4/2/2025	5,313,579
1,167,494		Ivanti Software, Inc., Term Loan—1st Lien, 5.250% (3-month USLIBOR +4.250%), 1/20/2024	1,039,070
5,872,343		Kronos, Inc., Term Loan—1st Lien, 4.763% (3-month USLIBOR +3.000%), 11/1/2023	5,410,806
3,500,000		Kronos, Inc., Term Loan—2nd Lien, 10.013% (3-month USLIBOR +8.250%), 11/1/2024	3,290,000
1,500,000		Landesk Software Group, Inc., Term Loan—2nd Lien, 10.000% (3-month USLIBOR +9.000%), 1/20/2025	1,325,625
718,614		Microchip Technology, Inc., Term Loan—1st Lien, 2.990% (1-month USLIBOR +2.000%), 5/29/2025	697,056
1,000,000		MLN US Holdco LLC, Term Loan—2nd Lien, 10.265% (1-month USLIBOR +8.750%), 11/30/2026	605,000
2,982,506		NCR Corp., Term Loan, 3.490% (1-month USLIBOR +2.500%), 8/28/2026	2,728,993
3,885,113		NeuStar, Inc., Term Loan—1st Lien, 4.572% (3-month USLIBOR +3.500%), 8/8/2024	3,014,848
9,987		NeuStar, Inc., Term Loan—1st Lien, 4.950% (3-month USLIBOR +3.500%), 8/8/2024	7,750
1,995,000		Nexus Buyer LLC, Term Loan—1st Lien, 4.612% (3-month USLIBOR +3.750%), 11/9/2026	1,800,488
1,380,956		ON Semiconductor Corp., Term Loan—1st Lien, 2.989% (1-month USLIBOR +2.000%), 9/19/2026	1,306,729
2,347,652		Optiv Security, Inc., Term Loan—1st Lien, 4.250% (1-month USLIBOR +3.250%), 2/1/2024	1,827,823
2,000,000		Optiv Security, Inc., Term Loan—2nd Lien, 8.250% (1-month USLIBOR +7.250%), 2/1/2025	1,100,000
2,977,500		Project Alpha Intermediate Holding, Inc., Term Loan—1st Lien, 6.130% (6-month USLIBOR +4.250%), 4/26/2024	2,702,081
5,224,373		Project Boost Purchaser, LLC, Term Loan—1st Lien, 4.489% (1-month USLIBOR +3.500%), 6/1/2026	4,405,871
2,947,500		Project Deep Blue Holdings LLC, Term Loan—1st Lien, 4.517% (3-month USLIBOR +3.250%), 2/12/2025	2,726,437
3,945,038		Project Leopard Holdings, Inc., Term Loan—1st Lien, 5.700% (3-month USLIBOR +4.250%), 7/7/2023	3,478,202
7,817,596		Rackspace Hosting, Inc., Term Loan—1st Lien, 4.763% (3-month USLIBOR +3.000%), 11/3/2023	6,901,217
1,932,790		RL Merger Subsidiary, Inc., Term Loan—1st Lien, 4.239% (1-month USLIBOR +3.250%), 5/30/2025	1,638,039
2,000,000		RL Merger Subsidiary, Inc., Term Loan—2nd Lien, 7.989% (1-month USLIBOR +7.000%), 5/29/2026	1,595,000
1,935,000		RP Crown Parent LLC, Term Loan—1st Lien, 3.750% (1-month USLIBOR +2.750%), 10/12/2023	1,857,600
2,977,500		S2P Acquisition Borrower, Inc., Term Loan—1st Lien, 5.072% (3-month USLIBOR +4.000%), 8/14/2026	2,560,650
7,500		S2P Acquisition Borrower, Inc., Term Loan—1st Lien, 5.450% (3-month USLIBOR +4.000%), 8/14/2026	6,450
794,509		Sabre GLBL, Inc., Term Loan—1st Lien, 2.989% (1-month USLIBOR +2.000%), 2/22/2024	676,326
4,000,000		Science Applications International Corp., Term Loan—1st Lien, 3.239% (1-month USLIBOR +2.250%), 3/5/2027	3,790,000
1,975,000		Severin Acquisition LLC, Term Loan—1st Lien, 4.741% (3-month USLIBOR +3.000%), 8/1/2025	1,734,712

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$5,362,617		Tempo Acquisition LLC, Term Loan—1st Lien, 3.739% (1-month USLIBOR +2.750%), 5/1/2024	$4,869,257
3,528,651		Tibco Software, Inc., Term Loan—1st Lien, 4.740% (1-month USLIBOR +3.750%), 6/30/2026	3,352,218
3,000,000		Tibco Software, Inc., Term Loan—2nd Lien, 8.240% (1-month USLIBOR +7.250%), 3/3/2028	2,865,000
3,829,182		Trans Union LLC, Term Loan—1st Lien, 2.739% (1-month USLIBOR +1.750%), 11/16/2026	3,691,331
5,479,981		Ultimate Software Group, Inc., Term Loan—1st Lien, 4.739% (1-month USLIBOR +3.750%), 5/4/2026	5,160,307
5,500,000		VS Buyer, LLC, Term Loan—1st Lien, 4.863% (3-month USLIBOR +3.250%), 2/28/2027	5,307,500
		TOTAL	157,779,799
		Transportation Services—0.7%
4,000,000		Genesee & Wyoming, Inc., Term Loan—1st Lien, 3.450% (3-month USLIBOR +2.000%), 12/30/2026	3,860,020
3,000,000		Hercules Merger Sub LLC, Term Loan—1st Lien, 4.265% (1-month USLIBOR +2.750%), 11/1/2026	2,776,500
		TOTAL	6,636,520
		Utility - Electric—0.9%
3,613,780		Calpine Construction Finance Co., Term Loan—1st Lien, 2.989% (1-month USLIBOR +2.000%), 1/15/2025	3,415,022
248,750		Calpine Corp., Term Loan—1st Lien, Series B10, 2.989% (1-month USLIBOR +2.000%), 8/12/2026	237,556
1,975,025		Calpine Corp., Term Loan—1st Lien, Series B9, 3.240% (1-month USLIBOR +2.250%), 4/5/2026	1,891,087
521,926		Vistra Operations Co., LLC, Term Loan—1st Lien, 2.550% (1-month USLIBOR +1.750%), 12/31/2025	498,765
2,180,651		Vistra Operations Co., LLC, Term Loan—1st Lien, 2.739% (1-month USLIBOR +1.750%), 12/31/2025	2,083,885
		TOTAL	8,126,315
		Wireless Communications—1.0%
3,000,000		Iridium Satellite LLC, Term Loan—1st Lien, 4.750% (1-month USLIBOR +3.750%), 11/4/2026	2,865,000
2,798,169		Sprint Communications, Inc., Term Loan—1st Lien, 3.500% (1-month USLIBOR +2.500%), 2/2/2024	2,787,676
1,461,300		Sprint Communications, Inc., Term Loan—1st Lien, 4.000% (1-month USLIBOR +3.000%), 2/2/2024	1,455,820
1,979,885		TITAN Acquisition Co. NEW, Term Loan—1st Lien, 5.450% (3-month USLIBOR +4.000%), 5/1/2026	1,724,975
		TOTAL	8,833,471
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $888,657,870)	762,968,731
		EXCHANGE-TRADED FUNDS—0.8%
195,000		Invesco Senior Loan ETF	3,989,700
90,000		SPDR Blackstone/GSO Senior Loan ETF	3,600,900
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $8,468,888)	7,590,600
		INVESTMENT COMPANY—6.1%
56,037,062		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.82%[2] (IDENTIFIED COST $56,019,102)	56,003,440
		TOTAL INVESTMENT IN SECURITIES—93.8% (IDENTIFIED COST $991,151,900)	860,468,129
		OTHER ASSETS AND LIABILITIES - NET—6.2%[3]	56,093,394
		TOTAL NET ASSETS—100%	$916,561,523

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2019	104,928,764
Purchases/Additions	416,720,458
Sales/Reductions	(465,612,160)
Balance of Shares Held 3/31/2020	56,037,062
Value	$56,003,440
Change in Unrealized Appreciation/Depreciation	$(27,018)
Net Realized Gain/(Loss)	$(55,033)
Dividend Income	$1,887,411
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$33,905,358	$—	$33,905,358
Floating Rate Loans	—	762,968,731	—	762,968,731
Exchange-Traded Funds	7,590,600	—	—	7,590,600
Investment Company	56,003,440	—	—	56,003,440
TOTAL SECURITIES	$63,594,040	$796,874,089	$—	$860,468,129
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt